UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  028-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

 /s/ Mark Yacos     Stamford, Connecticut/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $259,777 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP INC                  COM NEW          172967424    15005   339180 SH       SOLE                   339180
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    25534   333249 SH       SOLE                   333249
CTC MEDIA INC                  COM              12642X106     4456   377912 SH       SOLE                   377912
ISHARES INC                    MSCI BRAZIL CAPP 464286400    25284   464100 SH  PUT  SOLE                   464100
ISHARES INC                    MSCI TAIWAN      464286731      392    29368 SH       SOLE                    29368
ISHARES INC                    MSCI MALAYSIA    464286830      273    18256 SH       SOLE                    18256
ISHARES TR                     FTSE CHINA25 IDX 464287184      330     8940 SH       SOLE                     8940
ISHARES TR                     MSCI EMERG MKT   464287234    63133  1476100 SH  PUT  SOLE                  1476100
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    25311  1421975 SH       SOLE                  1421975
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     9038   497970 SH       SOLE                   497970
SPDR S&P 500 ETF TR            TR UNIT          78462F103    25616   163500 SH  PUT  SOLE                   163500
VALE S A                       ADR              91912E105    47923  2771727 SH       SOLE                  2771727
YANDEX N V                     SHS CLASS A      N97284108    17482   755487 SH       SOLE                   755487